Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 310,134	$ 185,908	$ 174,522
Foreign	73,317	75,917	71,773
Income before income taxes	$ 383,451	$ 261,825	$ 246,295